Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000129443
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gold Bullion Strategy Portfolio
Without Sales Load [Member] | C000129443
Average Annual Return [Line Items]
Average Annual Return, Percent	24.34%		8.00%	5.62%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P GSCI Gold Index
Average Annual Return, Percent	26.62%		10.42%	7.39%